Reconciliation of Financial Statement to the Form 5500 - Reconciliation of Net Assets Available for Benefits (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Add: Rounding	$ 100	$ 0
EBP 001
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Net assets available for benefits per the financial statements	836,800	865,100
Less: Participant contributions receivable	800	1,000
Less: Employer contributions receivable	600	700
Net assets available for benefits per the Form 5500	$ 835,500	$ 863,400